Other disclosures - Disclosure of foreclosed real estate assets (Details) - Foreclosed properties - Spain - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 2,306	€ 2,448
Of which: Financing for constructions and property development
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,004	2,100
Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	333	439
Completed Buildings | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	95	113
Completed Buildings | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	238	326
Buildings And Other Constructions Under Construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	68	56
Buildings And Other Constructions Under Construction | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2	3
Buildings And Other Constructions Under Construction | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	66	53
Land Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,603	1,605
Land Loans | Developed Consolidated Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	471	518
Land Loans | Land Loans, Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,132	1,087
Home purchase loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	242	276
Other debt securities
Disclosure of credit risk exposure [line items]
Loans and advances to customers	60	72
Gross carrying amount
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,183	5,506
Gross carrying amount | Of which: Financing for constructions and property development
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,634	4,901
Gross carrying amount | Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	817	1,054
Gross carrying amount | Completed Buildings | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	195	224
Gross carrying amount | Completed Buildings | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	622	830
Gross carrying amount | Buildings And Other Constructions Under Construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	126	101
Gross carrying amount | Buildings And Other Constructions Under Construction | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9	12
Gross carrying amount | Buildings And Other Constructions Under Construction | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	117	89
Gross carrying amount | Land Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,691	3,746
Gross carrying amount | Land Loans | Developed Consolidated Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,001	1,107
Gross carrying amount | Land Loans | Land Loans, Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,690	2,639
Gross carrying amount | Home purchase loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	435	473
Gross carrying amount | Other debt securities
Disclosure of credit risk exposure [line items]
Loans and advances to customers	114	132
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,877	3,058
Accumulated impairment | Of which: Financing for constructions and property development
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,630	2,801
Accumulated impairment | Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	484	615
Accumulated impairment | Completed Buildings | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	100	111
Accumulated impairment | Completed Buildings | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	384	504
Accumulated impairment | Buildings And Other Constructions Under Construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	58	45
Accumulated impairment | Buildings And Other Constructions Under Construction | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7	9
Accumulated impairment | Buildings And Other Constructions Under Construction | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	51	36
Accumulated impairment | Land Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,088	2,141
Accumulated impairment | Land Loans | Developed Consolidated Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	530	589
Accumulated impairment | Land Loans | Land Loans, Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,558	1,552
Accumulated impairment | Home purchase loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	193	197
Accumulated impairment | Other debt securities
Disclosure of credit risk exposure [line items]
Loans and advances to customers	54	60
Accumulated Impairment Since Initial Impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,108	2,249
Accumulated Impairment Since Initial Impairment | Of which: Financing for constructions and property development
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,935	2,072
Accumulated Impairment Since Initial Impairment | Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	406	519
Accumulated Impairment Since Initial Impairment | Completed Buildings | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	80	89
Accumulated Impairment Since Initial Impairment | Completed Buildings | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	326	430
Accumulated Impairment Since Initial Impairment | Buildings And Other Constructions Under Construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	45	36
Accumulated Impairment Since Initial Impairment | Buildings And Other Constructions Under Construction | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5	6
Accumulated Impairment Since Initial Impairment | Buildings And Other Constructions Under Construction | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	40	30
Accumulated Impairment Since Initial Impairment | Land Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,484	1,517
Accumulated Impairment Since Initial Impairment | Land Loans | Developed Consolidated Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	333	366
Accumulated Impairment Since Initial Impairment | Land Loans | Land Loans, Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,151	1,151
Accumulated Impairment Since Initial Impairment | Home purchase loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	131	131
Accumulated Impairment Since Initial Impairment | Other debt securities
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 42	€ 46